Stock Based Compensation (Assumptions for Option Grants Issued) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk free interest rate	2.01%	1.57%	1.05%
Volatility	79.37%	77.98%	75.76%
Expected lives (years)	6 years 1 month 28 days	6 years 3 months	6 years 1 month 17 days
Expected dividend yield	0.00%	0.00%	0.00%